Share Capital - Schedule of Outstanding and Exercisable Options by Exercise Price Range (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 $2.82 to $7.03 [Member] CAD	Dec. 31, 2013 $7.04 to $8.20 [Member] CAD	Dec. 31, 2013 $8.21 to $12.62 [Member] CAD	Dec. 31, 2013 $12.63 to $17.70 [Member] CAD	Dec. 31, 2013 $17.71 to $27.83 [Member] CAD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit					2.82	7.04	8.21	12.63	17.71
Range of Exercise Prices, upper limit					7.03	8.20	12.62	17.70	27.83
Options Outstanding, Number Outstanding	5,909,332	5,909,332	16,176,212	23,449,062	452,313	978,681	486,281	1,454,977	2,537,080
Options Outstanding, Weighted Average Remaining Life (in years)	3 years 1 month 2 days	3 years 1 month 2 days			2 years 22 days	3 years 6 months 11 days	2 years 8 months 19 days	2 years 9 months 22 days	3 years 3 months 29 days
Options Outstanding, Weighted Average Exercise Price Per Share	$ 16.23	16.23	$ 15.58	$ 13.83	3.38	8.05	9.98	14.64	23.78
Options Exercisable, Number Exercisable	4,767,230	4,767,230			452,313	546,676	486,281	1,353,162	1,928,798
Options Exercisable, Weighted Average Exercise Price Per-Share		15.94			3.38	8.08	9.98	14.49	23.63